Debt (Rig financing and loan agreements) (Details) - USD ($)	1 Months Ended			12 Months Ended
	Aug. 31, 2018	Feb. 28, 2018	Aug. 31, 2017	Dec. 31, 2017	Oct. 31, 2020	Jun. 30, 2020	Dec. 31, 2016
Debt Instrument [Line Items]
Debt outstanding				$ 3,343,100,000			$ 3,440,300,000
Long-term debt, excluding debt issuance costs				3,381,100,000			3,487,100,000
T-15 | Seadrill Limited
Debt Instrument [Line Items]
Due to related parties				100,500,000
T-16 | Seadrill Limited
Debt Instrument [Line Items]
Due to related parties				$ 93,100,000
West Vela Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)				4.25%
West Vencedor Facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread (as percent)				2.25%
Secured Debt | Tender Rig Facility
Debt Instrument [Line Items]
Debt face amount				$ 440,000,000
Debt instrument, periodic payment				19,800,000
Debt prepayment cost			$ 15,800,000
Line of Credit
Debt Instrument [Line Items]
Due to related parties				24,700,000			160,300,000
Line of Credit | Tender Rig Facility
Debt Instrument [Line Items]
Due to related parties				0			119,100,000
Long-term debt, excluding debt issuance costs				83,300,000			0
Line of Credit | Tender Rig Facility | T-15 and T-16 Tender Rigs | Seadrill
Debt Instrument [Line Items]
Assets pledged as collateral				234,600,000
Line of Credit | West Vela Facility
Debt Instrument [Line Items]
Long-term debt, excluding debt issuance costs				255,300,000			342,400,000
Line of Credit | West Vencedor Facility
Debt Instrument [Line Items]
Due to related parties				24,700,000			$ 41,200,000
Line of Credit | Credit facility $1,200
Debt Instrument [Line Items]
Assets pledged as collateral				162,500,000
Revolving Credit Facility
Debt Instrument [Line Items]
Assets pledged as collateral				3,700,000,000
Revolving Credit Facility | West Vela Facility
Debt Instrument [Line Items]
Debt instrument, periodic payment				$ 40,300,000
Debt prepayment cost			$ 46,700,000
Variable rate basis on debt issuance				LIBOR
Assets pledged as collateral				$ 679,500,000
Scenario, Forecast | Secured Debt | Tender Rig Facility
Debt Instrument [Line Items]
Debt prepayment cost	$ 3,700,000	$ 3,800,000
Debt outstanding						$ 31,200,000
Scenario, Forecast | Line of Credit | West Vela Facility
Debt Instrument [Line Items]
Debt outstanding					$ 120,900,000
Scenario, Forecast | Revolving Credit Facility | West Vela Facility
Debt Instrument [Line Items]
Debt prepayment cost	$ 11,900,000	$ 11,800,000